Note 4 - Vessels, Net	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Property, Plant, and Equipment [Text Block]

4. Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2026	218,412,119	(52,521,414)	165,890,705
Depreciation for the period	-	(5,798,940)	(5,798,940)
Capitalized expenses	98,342	-	98,342
Balance, June 30, 2026	218,510,461	(58,320,354)	160,190,107

Sale of vessel

On January 29, 2025, the Company signed an agreement to sell M/V Tasos, a 75,100 dwt drybulk vessel, built in 2000, for demolition, for $5.0 million, following a strategy of disposing older vessels.

The vessel was delivered to its buyers, an unaffiliated third party, on March 17, 2025, resulting in a gain on sale of $2,083,596, presented in the “Net gain on sale of vessel” line in the “Operating expenses / (income)” section of the unaudited condensed consolidated statements of operations for the six months period ended June 30, 2025. No case of vessel sale exists within the first half of 2026.

As of June 30, 2026, all vessels are mortgaged as collateral under the Company’s loan agreements (see Note 6).